1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

April 3, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:

Neuberger Berman California Intermediate Municipal Fund Inc. (File No. 811-21167), Neuberger Berman Dividend Advantage Fund Inc. (File No. 811-21499), Neuberger Berman Income Opportunity Fund Inc. (File No. 811-21334), Neuberger Berman Intermediate Municipal Fund Inc. (811-21168), and Neuberger Berman New York Intermediate Municipal Fund Inc. (File No. 811-21169) (each, a “Fund”)

Ladies and Gentlemen:

     On behalf of each Fund, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, filed herewith are the definitive proxy materials consisting of a Letter to Stockholders, Notice of Joint Annual Meeting of Stockholders, Joint Proxy Statement and Form of Proxy to be used in connection with the Joint Annual Meeting of Stockholders of the Funds (collectively, the “Meeting”).

     As set forth in more detail in the accompanying definitive proxy materials, the Meeting is being held to approve new management agreements, new sub-advisory agreements and the election of Class I Directors to the Board of Directors of each Fund.

     If you have any questions regarding the foregoing, please call me at (202) 303-1262.

Very truly yours,

/s/ David Joire
David Joire

Enclosures

Maxine L. Gerson, Esq., Neuberger Berman Holdings LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
Arthur C. Delibert, Esq., K&L Gates LLP

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